Employee share schemes	12 Months Ended
Dec. 31, 2025
Employee share schemes
Employee share schemes

26.Employee share schemes

Incentives in the form of share awards are provided to employees under share schemes. The fair value of equity-settled share schemes is calculated at the grant date using a fair value model and is charged to the income statement over the vesting period with a corresponding adjustment to the equity share-based payment reserve. At the end of each reporting period, the Group reviews its charge and revises it accordingly based on the number of shares expected to vest. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate.

For cash-settled share-based payments, the fair value of service rendered is based on the fair value of the liability related to the share-based instrument granted.

Description of the Group’s plans

The Group operates a number of share-based payment schemes for Executive Directors and other employees which are predominantly equity-settled, however may be cash-settled in certain locations.

Performance Share Plan

Under the Performance Share Plan, awards are granted to Executive Directors and other employees over ordinary shares or ADSs in Haleon plc at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. The performance conditions attached to each award are based on three measures over a three-year performance period. These are cumulative free cash flow (50%), adjusted diluted EPS growth (30%) and organic operating margin improvement (20%). In addition, an environmental, social and governance (ESG) qualifier applies which can reduce the level of the overall vesting by up to 75%.

Share Value Plan

Under the Share Value Plan, awards are granted to qualifying employees over ordinary shares or ADSs in Haleon plc at no cost. These awards generally vest after three years and there are normally no performance conditions attached. The fair value of these awards is determined based on the closing share price on the day of grant and adjusted for the expected dividend yield of 2.06% (2024: 2.22%, 2023: 1.54%) during the vesting period.

Sharesave and Share Reward Plans

The Sharesave and Share Reward Plans are HMRC-approved savings-related plans. These plans are made available to all UK employees.

The Sharesave Plan enables participants to save up to £500 per month, over a fixed three-year period. At the end of the fixed period the savings can be used to purchase ordinary shares in the Company at a predetermined discount of up to 20%, which is set at the time of each Sharesave launch.

Participants of the Share Reward Plan contribute up to £125 per month to purchase Haleon plc ordinary shares. The Company then matches these purchases on a one-for-one basis. Participants are eligible to receive dividends during the holding period either as cash or reinvested to buy further shares. The shares are placed in a UK resident trust and are available to the individual with tax advantages after a five-year period.

Deferred Annual Bonus Plan (DABP)

Executive Directors are required to defer 50% of any bonus earned into an award over ordinary shares or ADSs under the DABP, which will normally vest on the third anniversary of grant, subject to continued employment. DABP awards are eligible for dividend equivalent payments in respect of dividends that would have been paid on the ordinary shares or ADSs up to the date the awards vest.

The total cost of each of the relevant schemes is as below:

Charge (£m)	2025	2024
Equity-settled
Performance Share Plan	25	29
Share Value Plan	60	72
Sharesave Plan	1	1
Cash-settled
Performance Share Plan	1	1
Share Value Plan	8	14
Total	95	117

The Group has £20m of outstanding liabilities as at 31 December 2025 in relation to cash-settled awards (2024: £25m). There were £13m worth of releases from Group cash-settled provision in 2025 (2024: £3m). There were no cancellations or modifications to awards in 2025 or 2024.

The movements in ordinary shares, ADS awards and share options during the year, split between each of the relevant schemes, are shown below:

	Performance Share Plan		Share Value Plan		Sharesave Plan[1]
Number of share awards ('000)	Ordinary shares	ADS	Ordinary shares	ADS	Share options
At 1 January 2024	19,041	3,551	38,941	12,855	5,490
Awards granted	11,830	945	18,442	5,329	757
Dividends reinvested	475	54	14	–	n/a
Awards released/exercised	(537)	(573)	(6,495)	(2,080)	(206)
Awards forfeited	(3,130)	(1,060)	(6,032)	(2,199)	(670)
At 31 December 2024	27,679	2,917	44,870	13,905	5,371
Awards granted	10,241	841	17,507	5,414	1,711
Dividends reinvested	491	44	18	–	n/a
Awards released/exercised	(6,529)	(820)	(14,555)	(4,629)	(472)
Awards forfeited	(4,797)	(492)	(4,515)	(1,273)	(363)
At 31 December 2025	27,085	2,490	43,325	13,417	6,247

[1]	Number of share options exercisable as at 31 December 2025 was 510,361 (2024: 156,008).

Fair value of awards

The weighted average fair values of share awards and share options granted during the year were as below:

Weighted fair value	2025	2024
Performance Share Plan
Ordinary shares	£3.91	£3.46
ADSs	$8.96	$8.62
Share Value Plan
Ordinary shares	£3.74	£3.20
ADSs	$9.72	$8.14
Sharesave Plan[1]
Share options	£1.00	£1.04
[1]	Weighted average exercise prices (£) for options exercised during the year was £2.30 (2024: £2.28).

For the purposes of valuing options in relation to the Sharesave Plan to arrive at the share-based payment charge, a Black-Scholes option pricing model has been used. The assumptions used in the model are as follows:

	2025 Grant	2024 Grant
Weighted average fair value at the measurement date (£)	1.00	1.04
Risk-free interest rate (%)	3.79	4.22
Expected dividend yield (%)	2.28	2.02
Volatility (%)	21.19	20.94
Expected life (years)	3.5	3.50
Sharesave Plan-related options grant price (including 20% discount) (£)	2.94	3.00

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the share options is indicative of future trends, which may not necessarily be the actual outcome.

At 31 December 2025, the range of exercise prices on options outstanding were between £2.27 to £3.00 (2024: £2.27 to £3.00) with remaining weighted average contractual life of 1.4 years (2024: 1.5 years). The weighted average market price on exercise during the year was £3.69 (2024: £3.50).

There has been no change in the effective exercise price of any outstanding options during the year.

Employee benefit trusts

The Group sponsors employee benefit trusts (EBTs) to acquire and hold shares in Haleon plc to satisfy awards made under employee share plans. The trustees of the EBTs purchase shares with finance provided by the Group by way of gifts or loans or alternatively the Group transfers treasury shares to the EBTs to satisfy obligations towards employees. The costs of running the EBTs are charged to the income statement. Shares held by the EBTs are deducted from other reserves and amortised down to the value of proceeds, if any, receivable from other subsidiaries on exercise by a transfer to retained earnings. The trustees have waived their rights to dividends on the shares held by the EBTs. At 31 December 2025, the EBTs held 1.3m shares (2024: 0.6m shares, 2023: 10.4m shares) with a market value of £5m (2024: £2m, 2023: £34m).